Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net loss	$ (949,300)	$ (748,962)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation		161
Gain loss on remeasurement of warrant liabilities	(923,480)
Common stock to be issued in lieu of deferred compensation		452,917
Changes in operating assets and liabilities
Prepaid expenses	(1,012,064)	(25,000)
Accounts payable	(536,743)	89,997
Accrued expenses and other current liabilities	305,344	171,009
Net cash used in operating activities	(3,116,243)	(60,662)
Cash flows from financing activities
Proceeds from issuance of convertible promissory notes		230,000
Net cash provided by financing activities		230,000
Net increase (decrease) in cash	(3,116,243)	169,338
Cash, beginning of year	8,760,462	193
Cash, end of year	5,644,219	169,531
Supplemental disclosures of cash flow information:
Cash paid for taxes	$ 1,600